Supplemental Cash Flow Information - Schedule of Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 2,510	$ 2,688
Principal payment	(30)	(172)
Accretion	3	4
Foreign exchange gain		(10)
Ending balance	2,483	2,510
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	252	272
Principal payment	(6)	(5)
Accretion	2	1
Revision to future lease payments		(16)
Ending balance	$ 248	$ 252